Long-Term Investments - Schedule of Long-Term Investments (Details) - USD ($)		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Long-Term Investments [Line Items]
Balance at beginning		$ 4,617,863	$ 4,463,669
Balance at ending		4,565,808	4,617,863	4,463,669
Addition		33,275		4,481,907
Disposal		(20,321)
Share of loss in equity method investee		(13,830)	(22,294)	(18,866)
Foreign exchange translation effect		(51,179)	176,488	628
Equity investments without readily determinable fair value [Member]
Schedule of Long-Term Investments [Line Items]
Balance at beginning	[1]	4,616,963	4,440,789
Balance at ending	[1]	4,565,808	4,616,963	4,440,789
Addition	[1]			4,440,789
Disposal	[1]
Share of loss in equity method investee	[1]
Foreign exchange translation effect	[1]	(51,155)	176,174
Equity investments accounted for using the equity method [Member]
Schedule of Long-Term Investments [Line Items]
Balance at beginning	[2]	900	22,880
Balance at ending	[2]		900	22,880
Addition	[2]	33,275		41,118
Disposal	[2]	(20,321)
Share of loss in equity method investee	[2]	(13,830)	(22,294)	(18,866)
Foreign exchange translation effect	[2]	$ (24)	$ 314	$ 628

[1]	On January 18, 2023, the Company entered into an agreement to acquire 18% of equity interest in Zhejiang Kangyuan Medical Technology Co., Ltd. (“Zhejiang Kangyuan”) for a total consideration of $4,565,808 (RMB32,400,000) from Zhejiang Kangyuan’s original shareholder. On March 12, 2024, 18% of the equity interest was converted through share exchange to hold 18% of the shares of HK Kim Rong International Co., LTD, the parent of Zhejiang Kangyuan. Since this investment did not have readily determinable fair values, the Company had elected to record the investment at cost, less impairment, and plus or minus subsequent adjustments for observable price changes (referred to as the alternative measurement).
[2]

On February 24, 2023, the Company entered into an agreement with a third party to invest and obtain 10% equity interest in Zhejiang Fuyouyuan Health Technology Co., Ltd. (“Zhejiang Fuyouyuan”) for total consideration of $280,938 (RMB2,000,000). Pursuant to the agreement, the Company’s investment can be made in several instalments. The Company paid $42,141 (RMB300,000) as of September 30, 2024. The Company further paid $33,713 (RMB240,000) during the year ended September 30, 2025.

The controlling shareholder of Zhejiang Fuyouyuan is Ms. Xiuhua Ye, an immediate family member of Mr. Xueyuan Weng , the CEO of the Company, and the Company considers it has significant influence over Zhejiang Fuyouyuan. As a result, the Company accounted for such investment using equity method and recorded share of loss amounted to $13,830, $22,294 and $18,866 for the year ended September 30, 2025, 2024 and 2023, respectively.

Due to continuous losses, the Company disposal 10% equity interest in Zhejiang Fuyouyuan to a third party for consideration of $21,211 (RMB151,000) on August 11, 2025, the Company has received this payment on December 18, 2025.